LEASEHOLD IMPROVEMENT AND EQUIPMENT, NET (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Depreciation	$ 26,014	$ 19,502